Other Liabilities - Summary of Other liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Other Liabilities [abstract]
Accrued interest payable		$ 3,999	$ 4,982
Defined benefit liability (Note 17)		457	460
Gold and silver certificates		220	158
Brokers' client accounts		6,566	5,951
Derivative collateral payable		5,799	4,459
Negotiable instruments		970	1,079
Accrued employee compensation and benefits		5,073	3,899
Accounts payable and accrued expenses		3,461	3,202
Other		8,262	5,971
Total other liabilities	[1]	$ 34,807	$ 30,161

[1]	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.